Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Components of Inventories

DECEMBER 31	2014	2013	2012

Raw material	$312.2	$314.8	$287.7
Work in progress	240.6	232.9	225.9
Finished products	206.0	201.9	180.9
Inventories	$758.8	$749.6	$694.5

Inventory reserve at beginning of year	$(87.8)	$(83.5)	$(76.1)
Reversal of reserve	5.1	5.1	5.3
Addition to reserve	(10.9)	(20.8)	(22.9)
Write-off against reserve	4.0	10.5	10.4
Translation difference	6.3	0.9	(0.2)
Inventory reserve at end of year	$(83.3)	$(87.8)	$(83.5)

Total inventories, net of reserve	$675.5	$661.8	$611.0